CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) shares in Millions, $ in Millions	Total	Total Eaton shareholders' equity	Ordinary shares	Capital in excess of par value	Retained earnings	Accumulated other comprehensive loss	Shares held in trust	Noncontrolling interests
Balance at beginning of period (in shares) at Dec. 31, 2022			397.8
Balance at beginning of period at Dec. 31, 2022	$ 17,075	$ 17,038	$ 4	$ 12,512	$ 8,468	$ (3,946)	$ (1)	$ 38
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	3,223	3,218			3,218			5
Other comprehensive income (loss), net of tax	39	39				39
Cash dividends paid	(1,388)	(1,379)			(1,379)			(9)
Issuance of shares under equity-based compensation plans (in shares)			1.5
Issuance of shares under equity-based compensation plans	120	120		122	(2)
Changes in noncontrolling interest of consolidated subsidiaries - net	(1)	0						(1)
Balance at end of period (in shares) at Dec. 31, 2023			399.4
Balance at end of period at Dec. 31, 2023	19,069	19,036	$ 4	12,634	10,305	(3,906)	(1)	33
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	3,798	3,794			3,794			4
Other comprehensive income (loss), net of tax	(436)	(436)				(436)
Cash dividends paid	(1,502)	(1,500)			(1,500)			(2)
Issuance of shares under equity-based compensation plans (in shares)			1.3
Issuance of shares under equity-based compensation plans	94	94		96	(2)
Changes in noncontrolling interest of consolidated subsidiaries - net	8							8
Repurchase of shares (in shares)			(7.8)
Repurchase of shares	(2,500)	(2,500)			(2,500)
Balance at end of period (in shares) at Dec. 31, 2024			392.9
Balance at end of period at Dec. 31, 2024	18,531	18,488	$ 4	12,731	10,096	(4,342)	(1)	43
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	4,090	4,087			4,087			3
Other comprehensive income (loss), net of tax	223	223				223
Cash dividends paid	(1,628)	(1,626)			(1,626)			(2)
Issuance of shares under equity-based compensation plans (in shares)			0.7
Issuance of shares under equity-based compensation plans	106	106		107	(1)
Repurchase of shares (in shares)			(5.7)
Repurchase of shares	(1,854)	(1,854)			(1,854)
Balance at end of period (in shares) at Dec. 31, 2025			387.9
Balance at end of period at Dec. 31, 2025	$ 19,469	$ 19,425	$ 4	$ 12,837	$ 10,702	$ (4,118)	$ 0	$ 44